UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                     ---------

                          Gabelli Investor Funds, Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  ---------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE GABELLI ABC FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005



TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli ABC Fund (the "Fund") rose 1.1%, while the Standard & Poor's ("S&P") 500 Index and the Lipper U.S. Treasury Money Market Fund Average rose 1.4% and 0.5%, respectively. For the six-month period ended June 30, 2005, the Fund was up 1.7% versus a decline of 0.8% for the S&P 500 Index and a rise of 0.9% for the Lipper U.S. Treasury Money Market Fund Average.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (5/14/93)
                                              -------    ----      ------    ------     ------    -------   ---------
  GABELLI ABC FUND .......................... 1.11%      1.73%      3.48%     2.91%     3.96%      6.99%     7.39%

  S&P 500 Index ............................. 1.37      (0.81)      6.32      8.28     (2.37)      9.94     10.59
  Lipper U.S. Treasury Money Market Avg. .... 0.52       0.90       1.34      0.80      1.82       3.32      3.39(b)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED SINCE APRIL 1, 2002. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH-END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the
 commentary   and  the  financial   statements,   including  the  portfolio  of
 investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                    Beginning       Ending      Annualized      Expenses
                  Account Value  Account Value    Expense     Paid During
                    01/01/05        06/30/05       Ratio         Period*
--------------------------------------------------------------------------------
GABELLI ABC FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli ABC Fund     $1,000.00     $1,017.30       0.63%          $3.15

HYPOTHETICAL 5% RETURN
Gabelli ABC Fund     $1,000.00     $1,021.67       0.63%          $3.16

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI ABC FUND

U.S. Government Obligations ...................  52.1%
Food and Beverage .............................  10.5%
Energy and Utilities ..........................   6.8%
Health Care ...................................   5.7%
Equipment and Supplies ........................   4.8%
Transportation ................................   3.3%
Hotels and Gaming .............................   2.5%
Computer Software and Services ................   2.5%
Business Services .............................   1.6%
Consumer Products .............................   1.5%
Financial Services ............................   1.1%
Retail ........................................   1.1%
Automotive: Parts and Accessories .............   1.0%
Real Estate ...................................   0.9%
Aerospace .....................................   0.9%
Metals and Mining .............................   0.8%
Telecommunications ............................   0.7%
Electronics ...................................   0.4%
Wireless Communications .......................   0.4%
Diversified Industrial ........................   0.4%
Broadcasting ..................................   0.2%
Aviation: Parts and Services ..................   0.1%
Entertainment .................................   0.1%
Other Assets and Liabilities - Net ............   0.6%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                               COST          VALUE
    ------                               ----         ------
              COMMON STOCKS -- 46.2%
              AEROSPACE -- 0.9%
      1,000   Societe Nationale d'Etude et
                de Construction de
                Moteurs d'Avion+ .. $     21,622   $     23,876
     80,000   Titan Corp.+ ........    1,695,469      1,819,200
                                    ------------   ------------
                                       1,717,091      1,843,076
                                    ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.0%
     20,537   BERU AG .............    1,832,907      1,739,708
     25,000   Dana Corp. ..........      395,169        375,250
      5,000   Federal-Mogul Corp.+        14,937          4,300
                                    ------------   ------------
                                       2,243,013      2,119,258
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
        500   Aviall Inc.+ ........        4,419         15,795
     15,000   Fairchild Corp.,
                Cl. A+ ............       92,169         42,900
     12,000   Kaman Corp., Cl. A ..      212,720        216,480
                                    ------------   ------------
                                         309,308        275,175
                                    ------------   ------------
              BROADCASTING -- 0.2%
     10,000   Cogeco Inc. .........      194,810        219,230
      6,000   Liberty Corp. .......      270,808        220,860
        500   Salem Communications Corp.,
                Cl. A+ ............        3,895          9,920
                                    ------------   ------------
                                         469,513        450,010
                                    ------------   ------------
              BUSINESS SERVICES -- 0.8%
     20,000   Koninklijke P&O
                Nedlloyd NV .......    1,448,961      1,359,005
     10,000   Solvus SA+ ..........      274,048        273,011
                                    ------------   ------------
                                       1,723,009      1,632,016
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.5%
     45,000   Ask Jeeves Inc.+ ....    1,273,134      1,358,550
     21,000   DoubleClick Inc.+ ...      170,503        176,190
     40,000   Niku Corp.+ .........      829,540        829,200
     20,000   Shopping.com Ltd.+ ..      415,760        417,000
     65,000   Storage Technology
                Corp.+ ............    2,366,900      2,358,850
  1,215,000   StorageNetworks Inc.
                Escrow+ (a) .......            0         36,450
      3,000   SunGard Data
                Systems Inc.+ .....      103,600        105,510
                                    ------------   ------------
                                       5,159,437      5,281,750
                                    ------------   ------------
              CONSUMER PRODUCTS -- 1.5%
     50,000   Gillette Co. ........    2,535,347      2,531,500
     60,000   Levcor International
                Inc.+ .............      140,640         71,700
     33,000   Packaging Dynamics
                Corp. .............      210,615        461,934
     61,035   Revlon Inc., Cl. A+ .      120,178        187,378
                                    ------------   ------------
                                       3,006,780      3,252,512
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.4%
      6,000   Ampco-Pittsburgh Corp.      69,606         72,000
     50,120   Harbor Global Co.
                Ltd.+ .............      222,922        444,815
      2,000   Honeywell
                International Inc.        73,800         73,260

                                                      MARKET
    SHARES                               COST          VALUE
    ------                               ----         ------
      4,000   Katy Industries
                Inc.+ ............. $     41,365   $     12,800
      5,000   Thomas Industries
                Inc. ..............      198,424        199,800
                                    ------------   ------------
                                         606,117        802,675
                                    ------------   ------------
              ELECTRONICS -- 0.2%
      5,000   Integrated Circuit
                Systems Inc.+ .....      109,995        103,200
     80,000   Monolithic System
                Technology Inc.+ ..      393,644        402,400
                                    ------------   ------------
                                         503,639        505,600
                                    ------------   ------------
              ENERGY AND UTILITIES -- 6.7%
      5,000   BayCorp Holdings Ltd.+      73,578         62,500
     25,000   East Surrey Holdings
                plc ...............      250,975        222,618
    240,000   Kaneb Services LLC ..   10,271,142     10,387,200
        664   Kerr-McGee Corp. ....       32,506         50,670
      1,000   Mission Resources
                Corp.+ ............        7,900          8,070
     35,000   Northeast Utilities .      695,575        730,100
      5,000   Premcor Inc. ........      335,380        370,900
     25,000   Progress Energy
                Inc., CVO+ ........       13,000          3,375
     40,000   Unocal Corp. ........    2,478,097      2,602,000
                                    ------------   ------------
                                      14,158,153     14,437,433
                                    ------------   ------------
              ENTERTAINMENT -- 0.1%
     25,000   GC Companies
                Inc.+ (a) .........        3,750         21,500
     10,000   Liberty Media Corp.,
                Cl. A+ ............       89,478        101,900
                                    ------------   ------------
                                          93,228        123,400
                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 4.8%
     25,000   Baldwin Technology Co. Inc.,
                Cl. A+ ............       59,500         77,500
     65,000   CUNO Inc.+ ..........    4,629,200      4,643,600
     30,000   HeidelbergCement AG .    2,159,995      2,159,765
     80,000   Juno Lighting Inc. ..    3,204,760      3,445,600
                                    ------------   ------------
                                      10,053,455     10,326,465
                                    ------------   ------------
              FINANCIAL SERVICES -- 1.1%
     10,000   Ameritrade
                Holding Corp.+ ....      183,980        185,900
     18,000   Argonaut Group Inc.+       418,569        415,620
     12,000   Commercial Federal
                Corp. .............      408,081        404,160
      1,000   Cornerstone Bancorp
                Inc. ..............       33,900         34,850
     16,000   Fifth Third Bancorp .      751,839        659,360
      1,000   First Data Corp. ....       28,875         40,140
     17,000   Gold Banc Corp. Inc.       233,646        247,350
      1,000   Instinet Group Inc.+         5,240          5,240
      1,500   Leucadia National
                Corp. .............       30,175         57,945
     16,000   MBNA Corp. ..........      420,630        418,560
                                    ------------   ------------
                                       2,514,935      2,469,125
                                    ------------   ------------
              FOOD AND BEVERAGE -- 10.5%
     20,000   Allied Domecq
                plc, ADR ..........    1,010,066        969,400
     20,000   Denny's Corp.+ ......       49,969        100,000
    260,000   Dreyer's Grand
                Ice Cream
                Holdings Inc.,
                Cl. A .............   20,319,533     21,164,000

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                               COST          VALUE
    ------                               ----         ------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
        500   Genesee Corp.,
                Cl. A+ ............ $        750   $      1,000
     12,200   Genesee Corp.,
                Cl. B+ ............        4,466         24,400
    142,100   Grupo Continental SA       218,331        237,069
        100   Taittinger SA .......       40,960         40,540
                                    ------------   ------------
                                      21,644,075     22,536,409
                                    ------------   ------------
              HEALTH CARE -- 5.7%
     15,000   Beverly Enterprises
                Inc.+ .............      184,370        191,100
    300,000   Eon Labs Inc.+ ......    9,163,563      9,192,000
        500   Guidant Corp. .......       31,080         33,650
     30,000   Renal Care
                Group Inc.+ .......    1,378,104      1,383,000
     53,000   Vicuron Pharmaceuticals
                Inc.+ .............    1,474,741      1,478,700
        501   Zimmer Holdings Inc.+       27,052         38,161
                                    ------------   ------------
                                      12,258,910     12,316,611
                                    ------------   ------------
              HOTELS AND GAMING -- 2.5%
    110,000   Argosy Gaming Co.+ ..    5,121,062      5,127,100
      5,000   John Q. Hammons
                Hotels Inc.+ ......      117,098        117,750
      6,000   Las Vegas Sands
                Corp.+ ............      248,420        214,500
        100   Societe du Louvre ...       17,432         17,910
                                    ------------   ------------
                                       5,504,012      5,477,260
                                    ------------   ------------
              METALS AND MINING -- 0.8%
     39,000   Alcan Inc. ..........    1,520,654      1,170,000
     20,000   Gold Fields Ltd.,
                ADR ...............      255,907        227,000
     10,000   Novelis Inc. ........      244,589        256,800
     10,000   Royal Oak Mines
                Inc.+ .............       11,858             15
                                    ------------   ------------
                                       2,033,008      1,653,815
                                    ------------   ------------
              REAL ESTATE -- 0.9%
      5,000   Catellus Development
                Corp. .............      165,875        164,000
      1,000   CRT Properties Inc. .       27,960         27,300
     70,000   Griffin Land &
                Nurseries Inc.+ ...    1,616,413      1,724,100
        316   HomeFed Corp. .......          566         19,908
      1,000   O&Y Properties Corp.        10,405         10,039
      1,000   ProLogis ............       22,650         40,240
                                    ------------   ------------
                                       1,843,869      1,985,587
                                    ------------   ------------
              RETAIL -- 1.1%
      1,000   Beattie (James) plc .        2,990          2,938
        500   Brookstone Inc.+ ....        9,950          9,440
        500   Electronics Boutique
                Holdings Corp.+ ...       27,144         31,745
     16,400   Neiman Marcus Group Inc.,
                Cl. B .............    1,547,876      1,585,880
     25,200   OshKosh  B'Gosh Inc.,
                Cl. A .............      650,665        654,948
      1,000   Saks Inc.+ ..........       17,450         18,970
      2,000   ShopKo Stores Inc.+ .       50,520         48,620
                                    ------------   ------------
                                       2,306,595      2,352,541
                                    ------------   ------------

                                                      MARKET
    SHARES                               COST          VALUE
    ------                               ----         ------
              TELECOMMUNICATIONS -- 0.7%
     50,000   AT&T Corp. .......... $    956,186   $    952,000
     10,141   ATX Communications
                Inc.+ .............       17,960            116
     20,000   MCI Inc. ............      455,600        514,200
      3,000   Telegroup Inc.+ .....           32              0
                                    ------------   ------------
                                       1,429,778      1,466,316
                                    ------------   ------------
              TRANSPORTATION -- 3.3%
    165,000   Overnite Corp. ......    7,042,180      7,091,700
      1,000   Yellow Roadway Corp.+       54,650         50,800
                                    ------------   ------------
                                       7,096,830      7,142,500
                                    ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.4%
        500   American Tower Corp.,
                Cl. A+ ............        7,707         10,510
     14,000   Metricom Inc.+ ......        1,680             35
     10,000   Telesystem International
                Wireless Inc.+ ....      153,600        156,200
     10,000   United States
                Cellular Corp.+ ...      466,745        499,400
      5,500   Western Wireless Corp.,
                Cl. A+ ............      208,920        232,650
     50,000   Winstar Communications
                Inc.+ (a) .........        2,125             50
                                    ------------   ------------
                                         840,777        898,845
                                    ------------   ------------
              TOTAL COMMON STOCKS .   97,515,532     99,348,379
                                    ------------   ------------
              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
      2,000     7.500% Cv. Pfd.,
                Ser. A+ (a)(b) ....          185              0
      1,000     7.500% Cv.
                Pfd.+ (a)(b) ......           92              0
                                    ------------   ------------
                                             277              0
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
              WHX Corp.,
     24,000     6.500% Cv. Pfd.,
                Ser. A+ ...........      413,793         39,600
     24,000     $3.75 Cv. Pfd.,
                Ser. B+ ...........      251,690         39,600
                                    ------------   ------------
                                         665,483         79,200
                                    ------------   ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries
                Holdings Inc.,
                12.000% Pfd.+ .....        4,750          2,800
                                    ------------   ------------
              TOTAL PREFERRED
                STOCKS ............      670,510         82,000
                                    ------------   ------------
   PRINCIPAL
    AMOUNT
    ------
              CORPORATE BONDS -- 0.8%
              BUSINESS SERVICES -- 0.5%
 $ 1,500,000  GP Strategies Corp., Sub. Deb.,
                6.000%,
                08/14/08 (a)(c) ...    1,147,266      1,017,858
                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                          MARKET
    AMOUNT                              COST           VALUE
   ---------                            ----          -------
              CORPORATE BONDS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
 $  100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%,
                02/15/08+ (a)(b) .. $      2,250   $          0
                                    ------------   ------------
              ELECTRONICS -- 0.2%
    400,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ..      347,661        430,000
                                    ------------   ------------
              ENERGY AND UTILITIES -- 0.1%
    250,000   Mirant Corp., Deb. Cv.,
                2.500%,
                06/15/21+ (b) .....      188,752        182,500
                                    ------------   ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc.,
                Sub. Deb.,
                8.000%,
                08/15/03+ (a)(b) ..        4,000              0
                                    ------------   ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%,
                05/01/11+ (a)(b) ..        8,500              0
                                    ------------   ------------
              TOTAL CORPORATE BONDS    1,698,429      1,630,358
                                    ------------   ------------

    SHARES
    ------
              WARRANTS -- 0.3%
              BUSINESS SERVICES -- 0.3%
    187,500   GP Strategies Corp.,
                expire 08/14/08+
                (a)(c) ............      477,799        614,462
                                    ------------   ------------
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expire 11/24/09+ ..       45,461              1
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
    284,777   National Patent Development
                Corp., expire
                08/14/08+ (a)(c) ..            0         73,485
                                    ------------   ------------
              TOTAL WARRANTS ......      523,260        687,948
                                    ------------   ------------

   PRINCIPAL                                       MARKET
    AMOUNT                             COST         VALUE
   ---------                           ----        -------
              SHORT-TERM OBLIGATIONS -- 52.1%
              U.S.  GOVERNMENT  OBLIGATIONS -- 52.1%
$112,532,000  U.S. Treasury Bills,
                2.718% to 3.221%++,
                07/07/05 to
                10/20/05 .......... $112,142,722   $112,139,976
                                    ------------   ------------
              TOTAL SHORT-TERM
                OBLIGATIONS .......  112,142,722    112,139,976
                                    ------------   ------------
              TOTAL
                INVESTMENTS --
                99.4% ............. $212,550,453    213,888,661
                                    ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- 0.6% ....................    1,349,069
                                                   ------------
              NET ASSETS -- 100.0% ............... $215,237,730
                                                   ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $1,763,805 or 0.8% of total net assets.
 (b) Security in default.
 (c) At June 30, 2005, the Fund held investments in restricted securities that were valued under methods approved by the Board as follows:

ACQUISITION                                                            06/30/05
  SHARES/                                                              CARRYING
 PRINCIPAL                                  ACQUISITION   ACQUISITION   VALUE
  AMOUNT    ISSUER                             DATE          COST      PER UNIT
 --------   ------                          -----------   ----------   --------
   284,777  National Patent
             Development Corp.
             warrants expire 08/14/08 ...... 11/24/04   $        0     $ 0.2580
   187,500  GP Strategies Corp.
             warrants expire 08/14/08 ...... 08/08/03      477,799       3.2771
$1,500,000  GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08 .............. 08/08/03    1,022,201      67.8572
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $212,550,453) ................  $213,888,661
  Cash .....................................................        25,403
  Receivable for investments sold ..........................     9,151,363
  Dividends and interest receivable ........................        59,924
  Other assets .............................................         5,953
                                                              ------------
  TOTAL ASSETS .............................................   223,131,304
                                                              ------------
LIABILITIES:
  Payable for investments purchased ........................     7,677,134
  Payable for investment advisory fees .....................        90,412
  Payable for Fund shares redeemed .........................        21,796
  Other accrued expenses ...................................       104,232
                                                              ------------
  TOTAL LIABILITIES ........................................     7,893,574
                                                              ------------
  NET ASSETS applicable to 21,488,448
    shares outstanding .....................................  $215,237,730
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .......................  $     21,488
  Additional paid-in capital ...............................   209,430,898
  Accumulated net investment income ........................     1,579,963
  Accumulated net realized gain
    on investments .........................................     2,894,722
  Net unrealized appreciation on
    investments ............................................     1,338,208
  Net unrealized depreciation on foreign
    currency translations ..................................       (27,549)
                                                              ------------
  NET ASSETS ...............................................  $215,237,730
                                                              ============
  NET ASSET VALUE, offering and redemption price
    per share ($215,237,730 / 21,488,448 shares
    outstanding; 1,000,000,000 shares authorized
    of $0.001 par value) ...................................        $10.02
                                                                    ======

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $2,412)   $   493,658
  Interest .................................     2,008,366
                                               -----------
  TOTAL INVESTMENT INCOME ..................     2,502,024
                                               -----------
EXPENSES:
  Investment advisory fees .................     1,343,996
  Shareholder communications expenses ......        32,189
  Legal and audit fees .....................        31,901
  Shareholder services fees ................        30,402
  Custodian fees ...........................        30,320
  Registration fees ........................        12,954
  Directors' fees ..........................         5,496
  Miscellaneous expenses ...................        36,988
                                               -----------
  TOTAL EXPENSES ...........................     1,524,246
  Fees waived (see Note 3) .................      (671,998)
  Less: Custodian fee credit ...............        (7,687)
                                               -----------
  NET EXPENSES .............................       844,561
                                               -----------
  NET INVESTMENT INCOME ....................     1,657,463
                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........     2,977,518
  Net realized gain on foreign
    currency transactions ..................        11,066
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................      (539,326)
                                               -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......     2,449,258
                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................   $ 4,106,721
                                               ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                              JUNE 30, 2005       YEAR ENDED
                                               (UNAUDITED)     DECEMBER 31, 2004
                                            ----------------   ----------------
OPERATIONS:
  Net investment income ....................  $   1,657,463     $   2,577,778
  Net realized gain on investments and
    foreign currency transactions ..........      2,988,584         2,617,205
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ..........       (539,326)          620,592
                                              -------------     -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..............      4,106,721         5,815,575
                                              -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ....................           --          (2,296,707)
  Net realized gain on investments .........           --          (2,840,663)
                                              -------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......           --          (5,137,370)
                                              -------------     -------------
CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets
    from capital share transactions ........    (90,124,543)        6,506,698
                                              -------------     -------------
  REDEMPTION FEES ..........................            326                27
                                              -------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS ....    (86,017,496)        7,184,930
NET ASSETS:
  Beginning of period ......................    301,255,226       294,070,296
                                              -------------     -------------
  End of period (including undistributed
    net investment income of
    $1,579,963 and $0, respectively) .......  $ 215,237,730     $ 301,255,226
                                              =============     =============

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $792,565 and to decrease accumulated net realized loss on investments by $543,369, with an

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund, including the Fund's use of the tax accounting practice known as equalization, and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                                       YEAR ENDED
                                                    DECEMBER 31, 2004
                                                    -----------------
        DISTRIBUTIONS PAID FROM:
        Ordinary income
          (inclusive of short term capital gains) ...  $5,386,566
        Net long term capital gains .................          --
                                                       ----------
        Total distributions paid ....................  $5,386,566
                                                       ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

                  Net unrealized appreciation .........  $1,756,123
                  Other temporary differences .........     (77,500)
                                                         ----------
                  Total accumulated gain ..............  $1,678,623
                                                         ==========

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                         GROSS          GROSS     NET UNREALIZED
                                      UNREALIZED     UNREALIZED    APPRECIATION/
                             COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                             ----    ------------   ------------  -------------
      Investments ..... $212,690,157   $3,208,995   $(2,010,491)    $1,198,504

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates. Since April 1, 2002, the Adviser has voluntarily agreed to reduce its advisory fee by 0.50%, but may increase or decrease the advisory fee rate reduction at any time. The Fund's expenses were reduced by $671,998 for the six months ended June 30, 2005. Such amounts are not recoverable in future years.

4. DISTRIBUTION PLAN. The Board of Directors of the Fund approved the elimination of the Fund's distribution and service plan (the "Plan") adopted by the Fund pursuant to rule 12b-1 under the 1940 Act effective as of February 25, 2004.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $147,992,587 and $62,043,292, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $82,116 to Gabelli & Company.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2005, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                         SIX MONTHS ENDED
                                           JUNE 30, 2005                      YEAR ENDED
                                            (UNAUDITED)                    DECEMBER 31, 2004
                                   ----------------------------       ---------------------------
                                     SHARES           AMOUNT            SHARES          AMOUNT
                                   ----------      ------------       ----------     ------------
Shares sold ......................    498,723      $  4,934,969        5,283,745     $ 52,102,231
Shares issued upon
  reinvestment of dividends ......         --                --          396,288        3,899,474
Shares redeemed .................. (9,583,315)      (95,059,512)      (5,013,498)     (49,495,007)
                                   ----------      ------------       ----------     ------------
  Net increase (decrease) ........ (9,084,592)     $(90,124,543)         666,535     $  6,506,698
                                   ==========      ============       ==========     ============

Effective June 15, 2005 the Fund imposed a redemption fee of 2.00% on Fund shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $326.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                       SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2005   ------------------------------------------------------------
                                           (UNAUDITED)     2004         2003          2002         2001         2000
                                       ----------------  --------     --------     --------     --------      -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .. $   9.85      $   9.83     $   9.64     $    9.65    $    9.45     $   9.44
                                           --------      --------     --------     --------     --------      -------
   Net investment income .................     0.08          0.08         0.05          0.07         0.10         0.19
   Net realized and unrealized gain
     on investments ......................     0.09          0.11         0.43          0.01         0.33         0.83
                                           --------      --------     --------     --------     --------      -------
   Total from investment operations ......     0.17          0.19         0.48          0.08         0.43         1.02
                                           --------      --------     --------     --------     --------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................       --         (0.08)       (0.01)        (0.05)       (0.09)       (0.12)
   Net realized gain on investments ......       --         (0.09)       (0.28)        (0.04)       (0.14)       (0.89)
                                           --------      --------     --------     --------     --------      -------
   Total distributions ...................       --         (0.17)       (0.29)        (0.09)       (0.23)       (1.01)
                                           --------      --------     --------     --------     --------      -------
REDEMPTION FEES ..........................     0.00(b)       0.00(b)        --           --           --           --
                                           --------      --------     --------     --------     --------      -------
   NET ASSET VALUE, END OF PERIOD ........ $  10.02      $   9.85     $   9.83     $   9.64     $   9.65      $  9.45
                                           ========      ========     ========     ========     ========      =======
   Total return+ .........................     1.7%          1.9%         4.9%         0.9%         4.6%        10.9%
                                           ========      ========     ========     ========     ========      =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ... $215,238      $301,255     $294,070     $261,014     $167,409      $62,372
  Ratio of net investment income to
    average net assets ...................    1.23%(c)      0.83%        0.59%        0.74%        1.43%        1.55%
  Ratio of operating expenses to average
    net assets before fees waived(d) .....    1.13%(c)      1.15%        1.40%        1.39%        1.46%(a)     1.50%(a)
  Ratio of operating expenses to average
    net assets net of fees waived(d) .....    0.63%(c)      0.61%        0.65%        0.99%        1.46%(a)     1.50%(a)
  Portfolio turnover rate ................      58%          141%         244%         252%         308%         312%

----------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The fund incurred interest expense during the years ended December 31, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.44% and 1.45%, respectively.
(b) Amount represents less than $0.005 per share.
(c) Annualized.
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

     BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on February 16, 2005, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium and long-term performance of the Fund against a peer group of diversified specialty funds. The directors noted that the Fund's performance was well above average in its category for all relevant periods.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios were at the low end of its peer group. The directors also noted that the management fee structure after fee waivers was much lower than that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and a good performance record. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors on the assumption that the fee waivers currently in place would remain in place.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                          Mary E. Hauck
CHAIRMAN AND CHIEF                             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                              GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.                  MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                            Karl Otto Pohl
ATTORNEY-AT-LAW                                FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                      DEUTSCHE BUNDESBANK

Vincent D. Enright                             Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT                   MEDICAL DIRECTOR
AND CHIEF FINANCIAL OFFICER                    LAWRENCE HOSPITAL
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                                James E. McKee
PRESIDENT AND TREASURER                        SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q205SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
ABC
FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.



     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.